UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



          Report for the Calendar Year or Quarter Ended: March 31, 2002

If amended report check here:      |_|;                   Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.



Name of Institutional Investment Manager Filing this Report:

Name:               The Baupost Group, L.L.C.
Business Address:   10 St. James Avenue, Suite 2000
                    Boston, MA 02116

13F File Number: 28-7120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Paul C. Gannon
Title:  Chief Financial Officer
Phone:  617-210-8300

Signature, Place and Date of Signing:
/s/  Paul C. Gannon
Paul C. Gannon, Boston Massachusetts, May 10, 2002



Report Type:

[ X ]      13F HOLDINGS REPORT

[   ]      13F NOTICE

[   ]      13F COMBINATION REPORT



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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:     0

Form 13F Information Table Entry Total: 40

Form 13F Information Table Value Total: $380,891
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

NONE



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Form 13F INFORMATION TABLE



                                  TITLE                         SHARES OR
NAME OF ISSUER                     OF                  CUSIP      VALUE        PRINCIPAL  TYPE  INVSTMNT  OTHER     VOTING
                                  CLASS                          (x$1000)        AMOUNT          DISCRTN  MNGRS   AUTHORITY
--------------------------------------------------------------------------------------------------------------------------
ADELPHIA COMMUNICATIONS CORP      CL A                006848105    5,215         350,000   SH     SOLE     N/A      350,000
ADVANCE FINL BANCORP              COM                 007437106      241          15,100   SH     SOLE     N/A       15,100
AES TR III                        PFD CV 6.75%        00808N202   12,499         555,500   SH     SOLE     N/A      555,500
ALADDIN KNOWLEDGE SYS LTD         ORD                 M0392N101    1,534         437,156   SH     SOLE     N/A      437,156
ALVARION LTD                      SHS                 M0861T100    2,829       1,131,539   SH     SOLE     N/A    1,131,539
AT & T CDA INC                    DEPS RCPT CL B      00207Q202   13,863         515,106   SH     SOLE     N/A      515,106
BANK UTD CORP LITIGATN CONT       RIGHT 99/99/9999    065416117      240       1,847,500   SH     SOLE     N/A    1,847,500
CALIFORNIA FED BK FSB LOS AN      CONT LITIG REC      130209604    5,824       1,941,200   SH     SOLE     N/A    1,941,200
CALIFORNIA FED BK FSB LOS AN      2ND CONT LITIG      130209703    1,566       1,842,000   SH     SOLE     N/A    1,842,000
CBL & ASSOC PPTYS INC             COM                 124830100      737          20,837   SH     SOLE     N/A       20,837
CHARTER FINL CORP WEST PT GA      COM                 16122M100    3,149         130,000   SH     SOLE     N/A      130,000
COAST FEDERAL LITIGATION TR       RIGHT 99/99/9999    19034Q110      750       3,949,400   SH     SOLE     N/A    3,949,400
DIME BANCORP INC NEW              *W EXP 99/99/999    25429Q110    1,787      13,747,218   SH     SOLE     N/A   13,747,218
DJ ORTHOPEDICS INC                COM                 23325G104    2,429         303,600   SH     SOLE     N/A      303,600
EMPIRE FED BANCORP INC            COM                 291657104      262          18,000   SH     SOLE     N/A       18,000
FIRST FED BANCSHARES INC DEL      COM                 32021B103      168          10,000   SH     SOLE     N/A       10,000
GOLDEN ST BANCORP INC             *W EXP 99/99/999    381197136   21,951      16,885,621   SH     SOLE     N/A   16,885,621
GRACE W R & CO DEL NEW            COM                 38388F108    7,937       3,607,600   SH     SOLE     N/A    3,607,600
HUTTIG BLDG PRODS INC             COM                 448451104    9,141       1,650,000   SH     SOLE     N/A    1,650,000
INTERGRAPH CORP                   COM                 458683109    9,326         529,600   SH     SOLE     N/A      529,600
INTERNATIONAL BUSINESS MACHS      COM                 459200101   41,600         400,000   PUT    SOLE     N/A      400,000
NATIONAL HEALTH INVS INC          COM                 63633D104   30,602       2,096,000   SH     SOLE     N/A    2,096,000
NATIONAL HEALTH INVS INC          SDCV 10.500% 1/0    63633DAD6    4,317       2,179,000   SH     SOLE     N/A    2,179,000
NTL INC                           NOTE 7.000% 12/1    629407AL1    4,039      23,415,000   SH     SOLE     N/A   23,415,000
OCTEL CORP                        COM                 675727101   33,095       1,755,700   SH     SOLE     N/A    1,755,700
OMEGA WORLDWIDE INC               COM                 68210B108    1,378         656,400   SH     SOLE     N/A      656,400
OMNOVA SOLUTIONS INC              COM                 682129101   24,027       2,894,800   SH     SOLE     N/A    2,894,800
RADVISION LTD                     ORD                 M81869105   10,806       1,579,875   SH     SOLE     N/A    1,579,875
RYERSON TULL INC NEW              COM                 78375P107   13,641       1,245,779   SH     SOLE     N/A    1,245,779
SEPRACOR INC                      SDCV 7.000%12/1     817315AH7   34,130      45,056,000   SH     SOLE     N/A   45,056,000
SEPRACOR INC                      SDCV 5.000% 2/1     817315AL8    9,300      15,000,000   SH     SOLE     N/A   15,000,000
SIMON WORLDWIDE INC               COM                 828815100       33         204,200   SH     SOLE     N/A      204,200
SOLUTIA INC                       COM                 834376105   21,446       2,465,000   SH     SOLE     N/A    2,465,000
SONESTA INTL HOTELS CORP          CL A                835438409       65          11,902   SH     SOLE     N/A       11,902
SOUTHERN BANC INC                 COM                 842233108      340          30,500   SH     SOLE     N/A       30,500
TELESYSTEM INTL WIRELESS INC      SUB VT SHS NEW      879946309    1,915       2,880,812   SH     SOLE     N/A    2,880,812
TRANSMETA CORP DEL                COM                 89376R109    6,663       1,717,300   SH     SOLE     N/A    1,717,300
U S INDS INC NEW                  COM                 912080108   17,097       4,499,100   SH     SOLE     N/A    4,499,100
WEST ESSEX BANCORP                COM                 952698108    6,065         311,000   SH     SOLE     N/A      311,000
WYNDHAM INTL INC                  CL A                983101106   18,884      20,982,346   SH     SOLE     N/A   20,982,346




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